FINANCIAL INSTRUMENTS - Schedule of Contractual Maturity for Non-derivative Financial Liabilities with Agreed Repayment Periods (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 320,420,246	$ 239,777,108
Leases	4,500,083	4,974,080
Less than 1 month
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	55,518,521	20,479,077
Leases	206,211	166,634
From 1 to 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	65,114,540	6,167,257
Leases	412,423	333,268
From 3 months to 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	22,776,210	117,504,846
Leases	1,816,023	1,467,386
From 1 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	177,010,975	95,625,928
Leases	2,025,389	3,006,792
From 3 to 6 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Leases	$ 40,037	$ 0
Weighted Average
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average effective interest rate %	15.00%	21.00%